Business Segments	12 Months Ended
Dec. 31, 2010
Business Segments [Abstract]
Business Segments
NOTE 17 — Business Segments
We have two reportable segments: conventional real estate operations and affordable real estate operations. Our conventional real estate operations consist of market-rate apartments with rents paid by the resident and included 219 properties with 68,972 units as of December 31, 2010. Our affordable real estate operations consisted of 228 properties with 26,540 units as of December 31, 2010, with rents that are generally paid, in whole or part, by a government agency.
Our chief operating decision maker uses various generally accepted industry financial measures to assess the performance and financial condition of the business, including: Net Asset Value, which is the estimated fair value of our assets, net of liabilities and preferred equity; Pro forma Funds From Operations, which is Funds From Operations excluding operating real estate impairment losses and preferred equity redemption related amounts; Adjusted Funds From Operations, which is Pro forma Funds From Operations less spending for Capital Replacements; property net operating income, which is rental and other property revenues less direct property operating expenses, including real estate taxes; proportionate property net operating income, which reflects our share of property net operating income of our consolidated and unconsolidated properties; same store property operating results; Free Cash Flow, which is net operating income less spending for Capital Replacements; Free Cash Flow internal rate of return; financial coverage ratios; and leverage as shown on our balance sheet. Our chief operating decision maker emphasizes proportionate property net operating income as a key measurement of segment profit or loss.
During the three months ended December 31, 2010, we revised certain of the reports our chief operating decision maker uses to assess the performance of our business to include additional information about proportionate operating results of our segments. Based on the change in our measure of segment performance, we have recast the presentation of our segment results for the years ended December 31, 2009 and 2008, to be consistent with the current presentation.
The following tables present the revenues, expenses, net operating income (loss) and income (loss) from continuing operations of our conventional and affordable real estate operations segments on a proportionate basis for the years ended December 31, 2010, 2009 and 2008 (in thousands):

				Corporate and
	Conventional	Affordable	Proportionate	Amounts Not
	Real Estate	Real Estate	Adjustments	Allocated to
	Operations	Operations	(1)	Segments	Consolidated
Year Ended December 31, 2010:
Rental and other property revenues (2)	$806,791	$126,888	$138,214	$2,755	$1,074,648
Asset management and tax credit revenues	—	—	—	35,553	35,553

Total revenues	806,791	126,888	138,214	38,308	1,110,201

Property operating expenses (2)	312,600	56,657	63,129	56,689	489,075
Asset management and tax credit expenses	—	—	—	14,487	14,487
Depreciation and amortization (2)	—	—	—	413,688	413,688
Provision for operating real estate impairment losses (2)	—	—	—	65	65
General and administrative expenses	—	—	—	53,365	53,365
Other expenses, net	—	—	—	10,420	10,420

Total operating expenses	312,600	56,657	63,129	548,714	981,100

Net operating income (loss)	494,191	70,231	75,085	(510,406)	129,101
Other items included in continuing operations	—	—	—	(289,184)	(289,184)

Income (loss) from continuing operations	$494,191	$70,231	$75,085	$(799,590)	$(160,083)

				Corporate and
	Conventional	Affordable	Proportionate	Amounts Not
	Real Estate	Real Estate	Adjustments	Allocated to
	Operations	Operations	(1)	Segments	Consolidated
Year Ended December 31, 2009:
Rental and other property revenues (2)	$800,872	$123,187	$120,737	$5,053	$1,049,849
Asset management and tax credit revenues	—	—	—	49,853	49,853

Total revenues	800,872	123,187	120,737	54,906	1,099,702

Property operating expenses (2)	316,579	56,920	55,097	62,689	491,285
Asset management and tax credit expenses	—	—	—	15,779	15,779
Depreciation and amortization (2)	—	—	—	417,558	417,558
Provision for operating real estate impairment losses (2)	—	—	—	2,329	2,329
General and administrative expenses	—	—	—	56,640	56,640
Other expenses, net	—	—	—	14,898	14,898
Restructuring costs	—	—	—	11,241	11,241

Total operating expenses	316,579	56,920	55,097	581,134	1,009,730

Net operating income (loss)	484,293	66,267	65,640	(526,228)	89,972
Other items included in continuing operations	—	—	—	(289,491)	(289,491)

Income (loss) from continuing operations	$484,293	$66,267	$65,640	$(815,719)	$(199,519)

Year Ended December 31, 2008:
Rental and other property revenues (2)	$802,438	$118,334	$120,211	$6,303	$1,047,286
Asset management and tax credit revenues	—	—	—	98,830	98,830

Total revenues	802,438	118,334	120,211	105,133	1,146,116

Property operating expenses (2)	313,129	56,872	54,647	77,059	501,707
Asset management and tax credit expenses	—	—	—	24,784	24,784
Depreciation and amortization (2)	—	—	—	366,645	366,645
Provision for impairment losses on real estate development assets	—	—	—	91,138	91,138
General and administrative expenses	—	—	—	80,376	80,376
Other expenses, net	—	—	—	21,783	21,783
Restructuring costs	—	—	—	22,802	22,802

Total operating expenses	313,129	56,872	54,647	684,587	1,109,235

Net operating income (loss)	489,309	61,462	65,564	(579,454)	36,881
Other items included in continuing operations	—	—	—	(152,988)	(152,988)

Income (loss) from continuing operations	$489,309	$61,462	$65,564	$(732,442)	$(116,107)

(1)
Represents adjustments for the noncontrolling interests in consolidated real estate partnerships’ share of the results of our consolidated properties, which are excluded from our measurement of segment performance but included in the related consolidated amounts, and our share of the results of operations of our unconsolidated real estate partnerships, which are included in our measurement of segment performance but excluded from the related consolidated amounts.

(2)
Our chief operating decision maker assesses the performance of our conventional and affordable real estate operations using, among other measures, proportionate property net operating income, which excludes depreciation and amortization, provision for operating real estate impairment losses, property management revenues (which are included in rental and other property revenues) and property management expenses and casualty gains and losses (which are included in property operating expenses). Accordingly, we do not allocate these amounts to our segments.

During the years ended December 31, 2010, 2009 and 2008, for continuing operations, our rental revenues include $127.0 million, $122.9 million and $115.3 million, respectively, of subsidies from government agencies, which exceeded 10% of the combined revenues of our conventional and affordable segments for each of the years presented.
The assets of our reportable segments on a proportionate basis, together with the proportionate adjustments to reconcile these amounts to the consolidated assets of our segments, and the consolidated assets not allocated to our segments are as follows (in thousands):

	2010	2009
Conventional	$5,492,942	$5,647,697
Affordable	886,874	966,703
Proportionate adjustments (1)	555,079	463,767
Corporate and other assets	460,201	843,972

Total consolidated assets	$7,395,096	$7,922,139

(1)
Proportionate adjustments for the noncontrolling interests in consolidated real estate partnerships’ share of the assets of our consolidated properties, which are excluded from our measurement of segment financial condition, and our share of the assets of our unconsolidated real estate partnerships, which are included in our measure of segment financial condition.

For the years ended December 31, 2010, 2009 and 2008, capital additions related to our conventional segment totaled $140.1 million, $208.0 million and $516.6 million, respectively, and capital additions related to our affordable segment totaled $35.2 million, $67.4 million and $148.6 million, respectively.